Segment Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenues:
Total third-party revenues	$ 204,980,513	¥ 1,423,179,705	¥ 1,114,710,141	¥ 797,763,861
Total related party revenues	163,971,821	1,138,456,364	1,117,985,965	819,394,401
Total revenues	368,952,334	2,561,636,069	2,232,696,106	1,617,158,262
Less: business taxes and related surcharges	(6,922,555)	(48,063,299)	(112,768,265)	(88,673,371)
Net revenues	362,029,779	2,513,572,770	2,119,927,841	1,528,484,891
Operating cost and expenses:
Relationship manager compensation	(81,178,135)	(563,619,789)	(524,629,723)	(322,052,574)
Performance fee compensation	(1,173,126)	(8,145,016)	(24,786,763)	(22,034,438)
Other Compensation	(104,945,867)	(728,639,155)	(615,075,893)	(393,373,326)
Total compensation and benefits	(187,297,128)	(1,300,403,960)	(1,164,492,379)	(737,460,338)
Selling expenses	(46,473,789)	(322,667,518)	(263,815,409)	(147,265,810)
General and administrative expenses	(33,773,306)	(234,488,066)	(170,929,513)	(151,626,278)
Other operating expenses	(21,761,115)	(151,087,419)	(94,624,304)	(29,961,830)
Government subsidies	23,385,319	162,364,268	132,709,712	90,931,462
Total operating cost and expenses	(265,920,019)	(1,846,282,695)	(1,561,151,893)	(975,382,794)
Income (loss) from operations	96,109,760	667,290,075	558,775,948	553,102,097
One Time Commissions
Revenues:
Total third-party revenues	116,757,217	810,645,359	391,188,385	423,218,934
Total related party revenues	46,297,239	321,441,733	428,687,491	180,943,785
Recurring Service Fees
Revenues:
Total third-party revenues	68,414,270	475,000,278	401,292,465	319,933,077
Total related party revenues	111,727,830	775,726,326	634,913,375	560,071,763
Performance Based Income
Revenues:
Total third-party revenues	2,843,182	19,740,213	193,939,030	24,632,724
Total related party revenues	5,689,238	39,500,382	53,825,293	76,342,053
Other Service
Revenues:
Total third-party revenues	16,965,844	117,793,855	128,290,261	29,979,126
Total related party revenues	$ 257,514	1,787,923	559,806	2,036,800
Wealth Management
Revenues:
Total third-party revenues		1,301,125,817	936,872,539	688,037,462
Total related party revenues		667,801,446	748,930,799	526,066,559
Total revenues		1,968,927,263	1,685,803,338	1,214,104,021
Less: business taxes and related surcharges		(37,274,715)	(88,285,200)	(68,598,144)
Net revenues		1,931,652,548	1,597,518,138	1,145,505,877
Operating cost and expenses:
Relationship manager compensation		(556,553,499)	(507,400,087)	(319,572,173)
Other Compensation		(443,704,242)	(348,504,061)	(214,841,520)
Total compensation and benefits		(1,000,257,741)	(855,904,148)	(534,413,693)
Selling expenses		(280,993,783)	(219,286,283)	(135,282,336)
General and administrative expenses		(120,763,794)	(78,850,681)	(74,673,516)
Other operating expenses		(82,058,856)	(53,374,913)	(23,641,595)
Government subsidies		78,444,752	75,960,496	67,303,362
Total operating cost and expenses		(1,405,629,422)	(1,131,455,529)	(700,707,778)
Income (loss) from operations		526,023,126	466,062,609	444,798,099
Wealth Management | One Time Commissions
Revenues:
Total third-party revenues		809,461,138	390,668,384	423,218,934
Total related party revenues		318,554,406	424,354,473	180,943,785
Wealth Management | Recurring Service Fees
Revenues:
Total third-party revenues		413,085,113	334,983,117	243,619,600
Total related party revenues		347,818,641	324,182,643	342,603,359
Wealth Management | Performance Based Income
Revenues:
Total third-party revenues		11,143,779	141,773,493	7,952,243
Total related party revenues		706,390		2,444,365
Wealth Management | Other Service
Revenues:
Total third-party revenues		67,435,787	69,447,545	13,246,685
Total related party revenues		722,009	393,683	75,050
Asset Management Business
Revenues:
Total third-party revenues		71,695,820	119,507,361	92,993,958
Total related party revenues		469,589,004	368,889,043	292,440,821
Total revenues		541,284,824	488,396,404	385,434,779
Less: business taxes and related surcharges		(9,474,316)	(23,408,513)	(19,319,443)
Net revenues		531,810,508	464,987,891	366,115,336
Operating cost and expenses:
Relationship manager compensation		(1,452,611)	(8,044,612)	(235,762)
Performance fee compensation		(8,145,016)	(24,786,763)	(22,034,438)
Other Compensation		(155,567,371)	(150,661,189)	(124,968,021)
Total compensation and benefits		(165,164,998)	(183,492,564)	(147,238,221)
Selling expenses		(16,171,723)	(17,278,343)	(9,756,483)
General and administrative expenses		(77,200,486)	(53,554,038)	(60,090,462)
Other operating expenses		(35,922,504)	(19,411,331)	(1,674,417)
Government subsidies		83,919,516	56,304,348	23,601,038
Total operating cost and expenses		(210,540,195)	(217,431,928)	(195,158,545)
Income (loss) from operations		321,270,313	247,555,963	170,956,791
Asset Management Business | One Time Commissions
Revenues:
Total third-party revenues		1,184,221	520,001
Total related party revenues		2,887,327	4,333,018
Asset Management Business | Recurring Service Fees
Revenues:
Total third-party revenues		61,915,165	66,309,348	76,313,477
Total related party revenues		427,907,685	310,730,732	217,438,078
Asset Management Business | Performance Based Income
Revenues:
Total third-party revenues		8,596,434	52,165,537	16,680,481
Total related party revenues		38,793,992	53,825,293	73,897,688
Asset Management Business | Other Service
Revenues:
Total third-party revenues			512,475
Total related party revenues				1,105,055
Internet Financial Service Business
Revenues:
Total third-party revenues		50,358,068	58,330,241	16,732,441
Total related party revenues		1,065,914	166,123	887,021
Total revenues		51,423,982	58,496,364	17,619,462
Less: business taxes and related surcharges		(1,314,268)	(1,074,552)	(755,784)
Net revenues		50,109,714	57,421,812	16,863,678
Operating cost and expenses:
Relationship manager compensation		(5,613,679)	(9,185,024)	(2,244,639)
Other Compensation		(129,367,542)	(115,910,643)	(53,563,785)
Total compensation and benefits		(134,981,221)	(125,095,667)	(55,808,424)
Selling expenses		(25,502,012)	(27,250,783)	(2,226,991)
General and administrative expenses		(36,523,786)	(38,524,794)	(16,862,300)
Other operating expenses		(33,106,059)	(21,838,060)	(4,645,818)
Government subsidies			444,868	27,062
Total operating cost and expenses		(230,113,078)	(212,264,436)	(79,516,471)
Income (loss) from operations		(180,003,364)	(154,842,624)	(62,652,793)
Internet Financial Service Business | Recurring Service Fees
Revenues:
Total related party revenues				30,326
Internet Financial Service Business | Other Service
Revenues:
Total third-party revenues		50,358,068	58,330,241	16,732,441
Total related party revenues		¥ 1,065,914	¥ 166,123	¥ 856,695